Expense Example {- Fidelity ZERO International Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-05 - Fidelity ZERO International Index Fund - Fidelity ZERO International Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none